FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2022
Fair value measurements [Abstract]
Fair Value Measurements	Fair Value Measurements
a)    Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2022	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,780	$—	$—	$5,780
Other investments[1]	74	—	—	74
Derivatives	—	59	—	59
Receivables from provisional copper and gold sales	—	236	—	236
	$5,854	$295	$—	$6,149
[1] Includes equity investments in other mining companies.

b)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2022		As at December 31, 2021
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$405	$405	$382	$382
Other investments[2]	74	74	414	414
Derivative assets[3]	59	59	53	53
	$538	$538	$849	$849
Financial liabilities
Debt[4]	$5,144	$5,480	$5,150	$6,928
Other liabilities	519	519	473	473
	$5,663	$5,999	$5,623	$7,401
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingent consideration received as part of the sale of Massawa and Lagunas Norte.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

The Company’s valuation techniques were presented in Note 26 of the 2021 Annual Financial Statements and have been consistently applied in these interim financial statements.